Sales - Trade receivables - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [abstract]
Net trade receivables	€ 5,175	€ 4,964	€ 4,876	€ 4,612
o/w short-term trade receivables	4,851	4,683	4,773
o/w long-term trade receivables	€ 324	€ 281	€ 103